Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	MESA LABORATORIES, INC.
Document, Type	8-K
Document, Period End Date	Nov. 09, 2026
Entity, Incorporation, State or Country Code	CO
Entity, File Number	0-11740
Entity, Tax Identification Number	84-0872291
Entity, Address, Address Line One	12100 WEST SIXTH AVENUE
Entity, Address, City or Town	LAKEWOOD
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80228
City Area Code	303
Local Phone Number	987-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLAB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000724004